Schedule III - Real Estate Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 334,117
Initial cost, land and improvements	1,567,538
Initial cost, buildings and improvements	3,149,739
Costs capitalized subsequent to acquisition, carrying costs	131,206
Carrying amount, land and improvements	1,598,063
Carrying amount, buildings and improvements	3,250,420
Carrying amount, total	4,848,483	$ 3,384,971	$ 2,329,080
Accumulated depreciation	393,970	$ 314,080	$ 222,557
Federal income tax basis	4,800,000
Lakeside Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,344
Initial cost, buildings and improvements	5,247
Costs capitalized subsequent to acquisition, carrying costs	371
Carrying amount, land and improvements	3,473
Carrying amount, buildings and improvements	5,489
Carrying amount, total	8,962
Accumulated depreciation	2,299
Snow View Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,104
Initial cost, buildings and improvements	6,432
Costs capitalized subsequent to acquisition, carrying costs	568
Carrying amount, land and improvements	4,305
Carrying amount, buildings and improvements	6,799
Carrying amount, total	11,104
Accumulated depreciation	3,183
St. Charles Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,090
Initial cost, buildings and improvements	4,398
Costs capitalized subsequent to acquisition, carrying costs	303
Carrying amount, land and improvements	4,169
Carrying amount, buildings and improvements	4,623
Carrying amount, total	8,792
Accumulated depreciation	2,317
Centerpoint
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,404
Initial cost, buildings and improvements	4,361
Costs capitalized subsequent to acquisition, carrying costs	1,184
Carrying amount, land and improvements	2,789
Carrying amount, buildings and improvements	5,161
Carrying amount, total	7,950
Accumulated depreciation	1,930
Southampton Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,670
Initial cost, buildings and improvements	5,176
Costs capitalized subsequent to acquisition, carrying costs	926
Carrying amount, land and improvements	2,826
Carrying amount, buildings and improvements	5,945
Carrying amount, total	8,771
Accumulated depreciation	2,193
Burwood Village Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,448
Initial cost, buildings and improvements	10,167
Costs capitalized subsequent to acquisition, carrying costs	421
Carrying amount, land and improvements	5,605
Carrying amount, buildings and improvements	10,431
Carrying amount, total	16,036
Accumulated depreciation	4,073
Cureton Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,569
Initial cost, buildings and improvements	6,197
Costs capitalized subsequent to acquisition, carrying costs	2,592
Carrying amount, land and improvements	5,916
Carrying amount, buildings and improvements	9,442
Carrying amount, total	15,358
Accumulated depreciation	3,156
Tramway Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,016
Initial cost, buildings and improvements	3,071
Costs capitalized subsequent to acquisition, carrying costs	652
Carrying amount, land and improvements	2,314
Carrying amount, buildings and improvements	3,425
Carrying amount, total	5,739
Accumulated depreciation	1,554
Westin Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,190
Initial cost, buildings and improvements	3,499
Costs capitalized subsequent to acquisition, carrying costs	555
Carrying amount, land and improvements	2,438
Carrying amount, buildings and improvements	3,806
Carrying amount, total	6,244
Accumulated depreciation	1,643
Village At Glynn Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,202
Initial cost, buildings and improvements	6,095
Costs capitalized subsequent to acquisition, carrying costs	392
Carrying amount, land and improvements	5,270
Carrying amount, buildings and improvements	6,419
Carrying amount, total	11,689
Accumulated depreciation	3,244
Meadowthorpe Manor Shoppes
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,093
Initial cost, buildings and improvements	4,185
Costs capitalized subsequent to acquisition, carrying costs	523
Carrying amount, land and improvements	4,411
Carrying amount, buildings and improvements	4,390
Carrying amount, total	8,801
Accumulated depreciation	1,921
New Windsor Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,867
Initial cost, buildings and improvements	1,330
Costs capitalized subsequent to acquisition, carrying costs	464
Carrying amount, land and improvements	4,053
Carrying amount, buildings and improvements	1,607
Carrying amount, total	5,660
Accumulated depreciation	981
Broadway Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,105
Initial cost, buildings and improvements	8,018
Costs capitalized subsequent to acquisition, carrying costs	1,475
Carrying amount, land and improvements	6,174
Carrying amount, buildings and improvements	9,425
Carrying amount, total	15,599
Accumulated depreciation	3,107
Baker Hill Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,429
Initial cost, buildings and improvements	3,802
Costs capitalized subsequent to acquisition, carrying costs	1,289
Carrying amount, land and improvements	2,028
Carrying amount, buildings and improvements	4,491
Carrying amount, total	6,519
Accumulated depreciation	2,101
New Prague Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,015
Initial cost, land and improvements	4,979
Initial cost, buildings and improvements	7,169
Costs capitalized subsequent to acquisition, carrying costs	1,207
Carrying amount, land and improvements	5,607
Carrying amount, buildings and improvements	7,748
Carrying amount, total	13,355
Accumulated depreciation	3,038
Quartz Hill Towne Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,068
Initial cost, buildings and improvements	13,738
Costs capitalized subsequent to acquisition, carrying costs	3,937
Carrying amount, land and improvements	7,725
Carrying amount, buildings and improvements	17,017
Carrying amount, total	24,742
Accumulated depreciation	4,644
Village One Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,248
Initial cost, buildings and improvements	6,604
Costs capitalized subsequent to acquisition, carrying costs	154
Carrying amount, land and improvements	3,367
Carrying amount, buildings and improvements	6,639
Carrying amount, total	10,006
Accumulated depreciation	2,214
Hilfiker Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,545
Initial cost, buildings and improvements	7,594
Costs capitalized subsequent to acquisition, carrying costs	741
Carrying amount, land and improvements	2,789
Carrying amount, buildings and improvements	8,091
Carrying amount, total	10,880
Accumulated depreciation	2,747
Butler Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,062
Initial cost, buildings and improvements	4,082
Costs capitalized subsequent to acquisition, carrying costs	192
Carrying amount, land and improvements	4,126
Carrying amount, buildings and improvements	4,210
Carrying amount, total	8,336
Accumulated depreciation	1,674
Fairview Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,352
Initial cost, buildings and improvements	13,529
Costs capitalized subsequent to acquisition, carrying costs	561
Carrying amount, land and improvements	6,616
Carrying amount, buildings and improvements	13,826
Carrying amount, total	20,442
Accumulated depreciation	3,936
Grassland Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,455
Initial cost, buildings and improvements	4,750
Costs capitalized subsequent to acquisition, carrying costs	66
Carrying amount, land and improvements	2,511
Carrying amount, buildings and improvements	4,761
Carrying amount, total	7,272
Accumulated depreciation	1,309
Hamilton Ridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,166
Initial cost, buildings and improvements	18,752
Costs capitalized subsequent to acquisition, carrying costs	546
Carrying amount, land and improvements	5,247
Carrying amount, buildings and improvements	19,218
Carrying amount, total	24,465
Accumulated depreciation	4,708
Mableton Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,925
Initial cost, buildings and improvements	6,107
Costs capitalized subsequent to acquisition, carrying costs	1,027
Carrying amount, land and improvements	4,251
Carrying amount, buildings and improvements	6,807
Carrying amount, total	11,058
Accumulated depreciation	2,215
Shops at Westridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,563
Initial cost, buildings and improvements	5,266
Costs capitalized subsequent to acquisition, carrying costs	897
Carrying amount, land and improvements	4,070
Carrying amount, buildings and improvements	5,656
Carrying amount, total	9,726
Accumulated depreciation	1,763
Fairlawn Town Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,680
Initial cost, buildings and improvements	5,791
Costs capitalized subsequent to acquisition, carrying costs	628
Carrying amount, land and improvements	3,801
Carrying amount, buildings and improvements	6,298
Carrying amount, total	10,099
Accumulated depreciation	2,103
Macland Pointe
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,054
Initial cost, buildings and improvements	7,168
Costs capitalized subsequent to acquisition, carrying costs	581
Carrying amount, land and improvements	4,177
Carrying amount, buildings and improvements	7,625
Carrying amount, total	11,802
Accumulated depreciation	2,497
Kleinwood Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,426
Initial cost, buildings and improvements	6,413
Costs capitalized subsequent to acquisition, carrying costs	1,265
Carrying amount, land and improvements	4,917
Carrying amount, buildings and improvements	7,187
Carrying amount, total	12,104
Accumulated depreciation	2,303
Murray Landing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,788
Initial cost, buildings and improvements	3,901
Costs capitalized subsequent to acquisition, carrying costs	498
Carrying amount, land and improvements	2,807
Carrying amount, buildings and improvements	4,380
Carrying amount, total	7,187
Accumulated depreciation	1,513
Vineyard Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	10,398
Initial cost, buildings and improvements	29,005
Costs capitalized subsequent to acquisition, carrying costs	2,729
Carrying amount, land and improvements	11,528
Carrying amount, buildings and improvements	30,603
Carrying amount, total	42,131
Accumulated depreciation	9,998
Lutz Lake Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,493
Initial cost, buildings and improvements	5,364
Costs capitalized subsequent to acquisition, carrying costs	770
Carrying amount, land and improvements	3,720
Carrying amount, buildings and improvements	5,906
Carrying amount, total	9,626
Accumulated depreciation	2,015
Publix at Seven Hills
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,927
Initial cost, buildings and improvements	6,856
Costs capitalized subsequent to acquisition, carrying costs	1,421
Carrying amount, land and improvements	3,191
Carrying amount, buildings and improvements	8,012
Carrying amount, total	11,203
Accumulated depreciation	2,120
Vineyard Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,761
Initial cost, buildings and improvements	4,175
Costs capitalized subsequent to acquisition, carrying costs	384
Carrying amount, land and improvements	2,889
Carrying amount, buildings and improvements	4,432
Carrying amount, total	7,321
Accumulated depreciation	1,363
Hartville Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,428
Initial cost, land and improvements	1,753
Initial cost, buildings and improvements	6,406
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	1,753
Carrying amount, buildings and improvements	6,406
Carrying amount, total	8,159
Accumulated depreciation	36
Ocean Breeze [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,416
Initial cost, buildings and improvements	9,986
Costs capitalized subsequent to acquisition, carrying costs	27
Carrying amount, land and improvements	6,416
Carrying amount, buildings and improvements	10,012
Carrying amount, total	16,428
Accumulated depreciation	68
Central Valley Market Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,163
Initial cost, buildings and improvements	17,535
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	6,163
Carrying amount, buildings and improvements	17,535
Carrying amount, total	23,698
Accumulated depreciation	98
51st and Olive [Member] [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,236
Initial cost, buildings and improvements	9,038
Costs capitalized subsequent to acquisition, carrying costs	4
Carrying amount, land and improvements	2,236
Carrying amount, buildings and improvements	9,042
Carrying amount, total	11,278
Accumulated depreciation	58
West Acres Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,866
Initial cost, buildings and improvements	5,627
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,866
Carrying amount, buildings and improvements	5,627
Carrying amount, total	10,493
Accumulated depreciation	60
Meadows on the Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	23,954
Initial cost, buildings and improvements	32,744
Costs capitalized subsequent to acquisition, carrying costs	15
Carrying amount, land and improvements	23,954
Carrying amount, buildings and improvements	32,759
Carrying amount, total	56,713
Accumulated depreciation	181
Wyandotte Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,204
Initial cost, buildings and improvements	17,566
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	5,204
Carrying amount, buildings and improvements	17,566
Carrying amount, total	22,770
Accumulated depreciation	102
Broadlands Marketplace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,434
Initial cost, buildings and improvements	9,459
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	7,434
Carrying amount, buildings and improvements	9,459
Carrying amount, total	16,893
Accumulated depreciation	66
Village Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,051
Initial cost, buildings and improvements	26,473
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	6,051
Carrying amount, buildings and improvements	26,473
Carrying amount, total	32,524
Accumulated depreciation	171
Shoregate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,152
Initial cost, buildings and improvements	16,282
Costs capitalized subsequent to acquisition, carrying costs	94
Carrying amount, land and improvements	7,152
Carrying amount, buildings and improvements	16,376
Carrying amount, total	23,528
Accumulated depreciation	191
Plano Market Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	14,837
Initial cost, buildings and improvements	33,178
Costs capitalized subsequent to acquisition, carrying costs	68
Carrying amount, land and improvements	14,837
Carrying amount, buildings and improvements	33,246
Carrying amount, total	48,083
Accumulated depreciation	175
Island Walk Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	8,190
Initial cost, buildings and improvements	19,992
Costs capitalized subsequent to acquisition, carrying costs	1
Carrying amount, land and improvements	8,190
Carrying amount, buildings and improvements	19,992
Carrying amount, total	28,182
Accumulated depreciation	135
Normandale Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,150
Initial cost, land and improvements	8,390
Initial cost, buildings and improvements	11,407
Costs capitalized subsequent to acquisition, carrying costs	16
Carrying amount, land and improvements	8,390
Carrying amount, buildings and improvements	11,423
Carrying amount, total	19,813
Accumulated depreciation	110
North Pointe Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	10,232
Initial cost, buildings and improvements	26,348
Costs capitalized subsequent to acquisition, carrying costs	1
Carrying amount, land and improvements	10,232
Carrying amount, buildings and improvements	26,349
Carrying amount, total	36,581
Accumulated depreciation	197
Carriagetown Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,084
Initial cost, buildings and improvements	15,492
Costs capitalized subsequent to acquisition, carrying costs	69
Carrying amount, land and improvements	7,115
Carrying amount, buildings and improvements	15,530
Carrying amount, total	22,645
Accumulated depreciation	103
Crossroads of Shakopee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	8,869
Initial cost, buildings and improvements	20,320
Costs capitalized subsequent to acquisition, carrying costs	13
Carrying amount, land and improvements	8,869
Carrying amount, buildings and improvements	20,332
Carrying amount, total	29,201
Accumulated depreciation	145
Broadway Pavilion Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	8,512
Initial cost, buildings and improvements	20,427
Costs capitalized subsequent to acquisition, carrying costs	2
Carrying amount, land and improvements	8,512
Carrying amount, buildings and improvements	20,429
Carrying amount, total	28,941
Accumulated depreciation	125
Sanibel Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,918
Initial cost, buildings and improvements	7,043
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	3,918
Carrying amount, buildings and improvements	7,043
Carrying amount, total	10,961
Accumulated depreciation	55
Glen Lakes Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,118
Initial cost, buildings and improvements	7,473
Costs capitalized subsequent to acquisition, carrying costs	74
Carrying amount, land and improvements	3,118
Carrying amount, buildings and improvements	7,548
Carrying amount, total	10,666
Accumulated depreciation	48
Bartow Marketplace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	11,944
Initial cost, buildings and improvements	24,610
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	11,944
Carrying amount, buildings and improvements	24,610
Carrying amount, total	36,554
Accumulated depreciation	216
Bloomingdale Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,384
Initial cost, buildings and improvements	5,179
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,384
Carrying amount, buildings and improvements	5,179
Carrying amount, total	9,563
Accumulated depreciation	49
University Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,778
Initial cost, buildings and improvements	9,800
Costs capitalized subsequent to acquisition, carrying costs	13
Carrying amount, land and improvements	2,778
Carrying amount, buildings and improvements	9,814
Carrying amount, total	12,592
Accumulated depreciation	46
Mckinney Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,379
Initial cost, land and improvements	10,941
Initial cost, buildings and improvements	16,061
Costs capitalized subsequent to acquisition, carrying costs	553
Carrying amount, land and improvements	10,941
Carrying amount, buildings and improvements	16,614
Carrying amount, total	27,555
Accumulated depreciation	109
Montville Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,282
Initial cost, land and improvements	12,417
Initial cost, buildings and improvements	11,091
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	12,417
Carrying amount, buildings and improvements	11,091
Carrying amount, total	23,508
Accumulated depreciation	96
Shaw's Plaza Raynham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,769
Initial cost, buildings and improvements	26,829
Costs capitalized subsequent to acquisition, carrying costs	15
Carrying amount, land and improvements	7,769
Carrying amount, buildings and improvements	26,843
Carrying amount, total	34,612
Accumulated depreciation	176
Suntree Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,374
Initial cost, land and improvements	6,335
Initial cost, buildings and improvements	15,642
Costs capitalized subsequent to acquisition, carrying costs	5
Carrying amount, land and improvements	6,335
Carrying amount, buildings and improvements	15,647
Carrying amount, total	21,982
Accumulated depreciation	95
Green Valley Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,284
Initial cost, buildings and improvements	16,879
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	7,284
Carrying amount, buildings and improvements	16,879
Carrying amount, total	24,163
Accumulated depreciation	103
Crosscreek Village Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,821
Initial cost, buildings and improvements	9,604
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	3,821
Carrying amount, buildings and improvements	9,604
Carrying amount, total	13,425
Accumulated depreciation	61
Market Walk Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	20,679
Initial cost, buildings and improvements	31,836
Costs capitalized subsequent to acquisition, carrying costs	2
Carrying amount, land and improvements	20,679
Carrying amount, buildings and improvements	31,838
Carrying amount, total	52,517
Accumulated depreciation	196
Livonia Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,118
Initial cost, buildings and improvements	17,037
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,118
Carrying amount, buildings and improvements	17,037
Carrying amount, total	21,155
Accumulated depreciation	109
Franklin Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,579
Initial cost, land and improvements	6,353
Initial cost, buildings and improvements	5,482
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	6,353
Carrying amount, buildings and improvements	5,482
Carrying amount, total	11,835
Accumulated depreciation	85
Plaza 23 Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	11,412
Initial cost, buildings and improvements	40,144
Costs capitalized subsequent to acquisition, carrying costs	160
Carrying amount, land and improvements	11,424
Carrying amount, buildings and improvements	40,292
Carrying amount, total	51,716
Accumulated depreciation	216
Shorewood Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	9,497
Initial cost, buildings and improvements	20,993
Costs capitalized subsequent to acquisition, carrying costs	3
Carrying amount, land and improvements	9,497
Carrying amount, buildings and improvements	20,996
Carrying amount, total	30,493
Accumulated depreciation	133
Herndon Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,148
Initial cost, buildings and improvements	10,071
Costs capitalized subsequent to acquisition, carrying costs	13
Carrying amount, land and improvements	7,148
Carrying amount, buildings and improvements	10,084
Carrying amount, total	17,232
Accumulated depreciation	83
Windmill Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,775
Initial cost, buildings and improvements	7,299
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	2,775
Carrying amount, buildings and improvements	7,299
Carrying amount, total	10,074
Accumulated depreciation	40
Riverlakes Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,827
Initial cost, land and improvements	8,567
Initial cost, buildings and improvements	15,242
Costs capitalized subsequent to acquisition, carrying costs	57
Carrying amount, land and improvements	8,567
Carrying amount, buildings and improvements	15,299
Carrying amount, total	23,866
Accumulated depreciation	89
Bells Fork Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,846
Initial cost, buildings and improvements	6,455
Costs capitalized subsequent to acquisition, carrying costs	18
Carrying amount, land and improvements	2,846
Carrying amount, buildings and improvements	6,473
Carrying amount, total	9,319
Accumulated depreciation	39
Evans Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,018
Initial cost, buildings and improvements	7,013
Costs capitalized subsequent to acquisition, carrying costs	7
Carrying amount, land and improvements	4,018
Carrying amount, buildings and improvements	7,020
Carrying amount, total	11,038
Accumulated depreciation	53
Mansfield Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,672
Initial cost, buildings and improvements	13,154
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,672
Carrying amount, buildings and improvements	13,154
Carrying amount, total	17,826
Accumulated depreciation	73
Ormond Beach Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,954
Initial cost, buildings and improvements	7,006
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,954
Carrying amount, buildings and improvements	7,006
Carrying amount, total	11,960
Accumulated depreciation	56
Heritage Plaza Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,510
Initial cost, land and improvements	6,205
Initial cost, buildings and improvements	16,507
Costs capitalized subsequent to acquisition, carrying costs	11
Carrying amount, land and improvements	6,205
Carrying amount, buildings and improvements	16,518
Carrying amount, total	22,723
Accumulated depreciation	100
Mountain Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,312
Initial cost, land and improvements	6,602
Initial cost, buildings and improvements	6,835
Costs capitalized subsequent to acquisition, carrying costs	1
Carrying amount, land and improvements	6,618
Carrying amount, buildings and improvements	6,820
Carrying amount, total	13,438
Accumulated depreciation	51
Seville Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,689
Initial cost, buildings and improvements	12,602
Costs capitalized subsequent to acquisition, carrying costs	9
Carrying amount, land and improvements	4,689
Carrying amount, buildings and improvements	12,611
Carrying amount, total	17,300
Accumulated depreciation	76
Loganville Town Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,922
Initial cost, buildings and improvements	6,625
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,922
Carrying amount, buildings and improvements	6,625
Carrying amount, total	11,547
Accumulated depreciation	53
Cinco Ranch at Market Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,553
Initial cost, buildings and improvements	14,053
Costs capitalized subsequent to acquisition, carrying costs	6
Carrying amount, land and improvements	5,553
Carrying amount, buildings and improvements	14,059
Carrying amount, total	19,612
Accumulated depreciation	52
Northlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,490
Initial cost, land and improvements	2,327
Initial cost, buildings and improvements	11,806
Costs capitalized subsequent to acquisition, carrying costs	228
Carrying amount, land and improvements	2,367
Carrying amount, buildings and improvements	11,995
Carrying amount, total	14,362
Accumulated depreciation	671
Palmer Town Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,331
Initial cost, buildings and improvements	23,525
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	7,331
Carrying amount, buildings and improvements	23,525
Carrying amount, total	30,856
Accumulated depreciation	139
Alico Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,670
Initial cost, buildings and improvements	16,557
Costs capitalized subsequent to acquisition, carrying costs	3
Carrying amount, land and improvements	4,670
Carrying amount, buildings and improvements	16,560
Carrying amount, total	21,230
Accumulated depreciation	93
Windover Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,115
Initial cost, buildings and improvements	13,309
Costs capitalized subsequent to acquisition, carrying costs	8
Carrying amount, land and improvements	4,115
Carrying amount, buildings and improvements	13,317
Carrying amount, total	17,432
Accumulated depreciation	76
Rockledge Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,477
Initial cost, buildings and improvements	4,469
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	3,477
Carrying amount, buildings and improvements	4,469
Carrying amount, total	7,946
Accumulated depreciation	53
Port St. John Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,305
Initial cost, buildings and improvements	5,636
Costs capitalized subsequent to acquisition, carrying costs	24
Carrying amount, land and improvements	3,305
Carrying amount, buildings and improvements	5,660
Carrying amount, total	8,965
Accumulated depreciation	52
Fairfield Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	8,802
Initial cost, buildings and improvements	29,946
Costs capitalized subsequent to acquisition, carrying costs	13
Carrying amount, land and improvements	8,802
Carrying amount, buildings and improvements	29,959
Carrying amount, total	38,761
Accumulated depreciation	158
Cocoa Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,838
Initial cost, buildings and improvements	8,247
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,838
Carrying amount, buildings and improvements	8,247
Carrying amount, total	13,085
Accumulated depreciation	73
Hamilton Mill Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,059
Initial cost, buildings and improvements	9,678
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	7,059
Carrying amount, buildings and improvements	9,678
Carrying amount, total	16,737
Accumulated depreciation	69
Amherst Marketplace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,297
Initial cost, buildings and improvements	6,946
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,297
Carrying amount, buildings and improvements	6,946
Carrying amount, total	11,243
Accumulated depreciation	58
Sheffield Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	8,841
Initial cost, buildings and improvements	10,232
Costs capitalized subsequent to acquisition, carrying costs	8
Carrying amount, land and improvements	8,841
Carrying amount, buildings and improvements	10,240
Carrying amount, total	19,081
Accumulated depreciation	82
Shoppes at Windmill Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	8,186
Initial cost, buildings and improvements	16,005
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	8,186
Carrying amount, buildings and improvements	16,005
Carrying amount, total	24,191
Accumulated depreciation	108
Stone Gate Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,478
Initial cost, land and improvements	5,261
Initial cost, buildings and improvements	7,007
Costs capitalized subsequent to acquisition, carrying costs	16
Carrying amount, land and improvements	5,261
Carrying amount, buildings and improvements	7,023
Carrying amount, total	12,284
Accumulated depreciation	46
Everybody's Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,520
Initial cost, buildings and improvements	10,096
Costs capitalized subsequent to acquisition, carrying costs	250
Carrying amount, land and improvements	2,520
Carrying amount, buildings and improvements	10,346
Carrying amount, total	12,866
Accumulated depreciation	56
Lakewood City Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,593
Initial cost, buildings and improvements	10,308
Costs capitalized subsequent to acquisition, carrying costs	8
Carrying amount, land and improvements	1,593
Carrying amount, buildings and improvements	10,316
Carrying amount, total	11,909
Accumulated depreciation	54
Sunset Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	11,478
Initial cost, buildings and improvements	18,954
Costs capitalized subsequent to acquisition, carrying costs	858
Carrying amount, land and improvements	11,610
Carrying amount, buildings and improvements	19,680
Carrying amount, total	31,290
Accumulated depreciation	5,808
Savage Town Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,636
Initial cost, buildings and improvements	6,600
Costs capitalized subsequent to acquisition, carrying costs	438
Carrying amount, land and improvements	2,870
Carrying amount, buildings and improvements	6,804
Carrying amount, total	9,674
Accumulated depreciation	1,741
Northcross
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,126
Initial cost, buildings and improvements	5,642
Costs capitalized subsequent to acquisition, carrying costs	658
Carrying amount, land and improvements	2,409
Carrying amount, buildings and improvements	6,017
Carrying amount, total	8,426
Accumulated depreciation	1,620
Glenwood Crossings
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,069
Initial cost, buildings and improvements	3,691
Costs capitalized subsequent to acquisition, carrying costs	1,382
Carrying amount, land and improvements	2,383
Carrying amount, buildings and improvements	4,760
Carrying amount, total	7,143
Accumulated depreciation	1,462
Shiloh Square Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,933
Initial cost, buildings and improvements	14,925
Costs capitalized subsequent to acquisition, carrying costs	663
Carrying amount, land and improvements	8,008
Carrying amount, buildings and improvements	15,512
Carrying amount, total	23,520
Accumulated depreciation	4,116
Pavilions at San Mateo
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,106
Initial cost, buildings and improvements	9,409
Costs capitalized subsequent to acquisition, carrying costs	228
Carrying amount, land and improvements	4,232
Carrying amount, buildings and improvements	9,511
Carrying amount, total	13,743
Accumulated depreciation	2,633
Boronda Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	30,724
Initial cost, buildings and improvements	25,627
Costs capitalized subsequent to acquisition, carrying costs	949
Carrying amount, land and improvements	31,010
Carrying amount, buildings and improvements	26,290
Carrying amount, total	57,300
Accumulated depreciation	6,889
Glenwood Crossings [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,872
Initial cost, buildings and improvements	9,914
Costs capitalized subsequent to acquisition, carrying costs	615
Carrying amount, land and improvements	2,111
Carrying amount, buildings and improvements	10,290
Carrying amount, total	12,401
Accumulated depreciation	2,350
Westwoods Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,581
Initial cost, buildings and improvements	3,922
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,581
Carrying amount, buildings and improvements	3,922
Carrying amount, total	8,503
Accumulated depreciation	43
Rosewick Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	8,252
Initial cost, buildings and improvements	23,507
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	8,252
Carrying amount, buildings and improvements	23,507
Carrying amount, total	31,759
Accumulated depreciation	134
Alameda Crossing Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,403
Initial cost, land and improvements	6,692
Initial cost, buildings and improvements	19,046
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	6,692
Carrying amount, buildings and improvements	19,046
Carrying amount, total	25,738
Accumulated depreciation	123
Paradise Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,470
Initial cost, buildings and improvements	18,726
Costs capitalized subsequent to acquisition, carrying costs	755
Carrying amount, land and improvements	6,679
Carrying amount, buildings and improvements	19,272
Carrying amount, total	25,951
Accumulated depreciation	4,731
Contra Loma Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,685
Initial cost, buildings and improvements	8,729
Costs capitalized subsequent to acquisition, carrying costs	1,103
Carrying amount, land and improvements	4,813
Carrying amount, buildings and improvements	9,703
Carrying amount, total	14,516
Accumulated depreciation	2,519
South Oaks Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	9,027
Initial cost, buildings and improvements	11,870
Costs capitalized subsequent to acquisition, carrying costs	560
Carrying amount, land and improvements	9,144
Carrying amount, buildings and improvements	12,313
Carrying amount, total	21,457
Accumulated depreciation	3,008
Yorktown Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,706
Initial cost, buildings and improvements	11,115
Costs capitalized subsequent to acquisition, carrying costs	555
Carrying amount, land and improvements	4,098
Carrying amount, buildings and improvements	11,277
Carrying amount, total	15,375
Accumulated depreciation	2,824
Dyer Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,204
Initial cost, buildings and improvements	6,064
Costs capitalized subsequent to acquisition, carrying costs	624
Carrying amount, land and improvements	2,372
Carrying amount, buildings and improvements	6,520
Carrying amount, total	8,892
Accumulated depreciation	1,667
East Burnside Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,243
Initial cost, buildings and improvements	3,926
Costs capitalized subsequent to acquisition, carrying costs	1,566
Carrying amount, land and improvements	3,838
Carrying amount, buildings and improvements	4,897
Carrying amount, total	8,735
Accumulated depreciation	1,131
Red Maple Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,938
Initial cost, buildings and improvements	6,634
Costs capitalized subsequent to acquisition, carrying costs	428
Carrying amount, land and improvements	2,085
Carrying amount, buildings and improvements	6,915
Carrying amount, total	9,000
Accumulated depreciation	1,654
Crystal Beach Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,736
Initial cost, buildings and improvements	15,396
Costs capitalized subsequent to acquisition, carrying costs	1,421
Carrying amount, land and improvements	4,020
Carrying amount, buildings and improvements	16,532
Carrying amount, total	20,552
Accumulated depreciation	4,716
Duck Creek Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,564
Initial cost, land and improvements	6,017
Initial cost, buildings and improvements	10,214
Costs capitalized subsequent to acquisition, carrying costs	446
Carrying amount, land and improvements	6,188
Carrying amount, buildings and improvements	10,488
Carrying amount, total	16,676
Accumulated depreciation	2,709
Cahill Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,484
Initial cost, buildings and improvements	5,422
Costs capitalized subsequent to acquisition, carrying costs	116
Carrying amount, land and improvements	2,554
Carrying amount, buildings and improvements	5,468
Carrying amount, total	8,022
Accumulated depreciation	1,092
Pioneer Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	9,250
Initial cost, buildings and improvements	19,466
Costs capitalized subsequent to acquisition, carrying costs	343
Carrying amount, land and improvements	9,392
Carrying amount, buildings and improvements	19,668
Carrying amount, total	29,060
Accumulated depreciation	4,026
Fresh Market Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,334
Initial cost, buildings and improvements	7,918
Costs capitalized subsequent to acquisition, carrying costs	424
Carrying amount, land and improvements	2,400
Carrying amount, buildings and improvements	8,276
Carrying amount, total	10,676
Accumulated depreciation	1,946
Courthouse Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	770
Initial cost, buildings and improvements	2,530
Costs capitalized subsequent to acquisition, carrying costs	278
Carrying amount, land and improvements	982
Carrying amount, buildings and improvements	2,597
Carrying amount, total	3,579
Accumulated depreciation	723
Hastings Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,612
Initial cost, buildings and improvements	13,007
Costs capitalized subsequent to acquisition, carrying costs	1,229
Carrying amount, land and improvements	5,144
Carrying amount, buildings and improvements	13,703
Carrying amount, total	18,847
Accumulated depreciation	3,219
Coquina Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,587
Initial cost, buildings and improvements	5,114
Costs capitalized subsequent to acquisition, carrying costs	634
Carrying amount, land and improvements	2,945
Carrying amount, buildings and improvements	5,389
Carrying amount, total	8,334
Accumulated depreciation	1,374
Shoppes of Paradise Lakes
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,948
Initial cost, buildings and improvements	5,679
Costs capitalized subsequent to acquisition, carrying costs	556
Carrying amount, land and improvements	5,117
Carrying amount, buildings and improvements	6,066
Carrying amount, total	11,183
Accumulated depreciation	1,573
Collington Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,460
Initial cost, buildings and improvements	17,772
Costs capitalized subsequent to acquisition, carrying costs	1,529
Carrying amount, land and improvements	5,100
Carrying amount, buildings and improvements	18,660
Carrying amount, total	23,760
Accumulated depreciation	2,999
Golden Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,130
Initial cost, buildings and improvements	8,061
Costs capitalized subsequent to acquisition, carrying costs	884
Carrying amount, land and improvements	6,366
Carrying amount, buildings and improvements	8,709
Carrying amount, total	15,075
Accumulated depreciation	2,111
Northstar Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,980
Initial cost, buildings and improvements	10,045
Costs capitalized subsequent to acquisition, carrying costs	386
Carrying amount, land and improvements	4,218
Carrying amount, buildings and improvements	10,193
Carrying amount, total	14,411
Accumulated depreciation	2,503
Bear Creek Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,347
Initial cost, land and improvements	5,805
Initial cost, buildings and improvements	6,011
Costs capitalized subsequent to acquisition, carrying costs	445
Carrying amount, land and improvements	6,027
Carrying amount, buildings and improvements	6,235
Carrying amount, total	12,262
Accumulated depreciation	1,737
East Side Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,547
Initial cost, land and improvements	9,458
Initial cost, buildings and improvements	11,770
Costs capitalized subsequent to acquisition, carrying costs	508
Carrying amount, land and improvements	9,512
Carrying amount, buildings and improvements	12,224
Carrying amount, total	21,736
Accumulated depreciation	2,798
Southern Hills Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	12,207
Initial cost, buildings and improvements	15,142
Costs capitalized subsequent to acquisition, carrying costs	545
Carrying amount, land and improvements	12,384
Carrying amount, buildings and improvements	15,510
Carrying amount, total	27,894
Accumulated depreciation	3,433
Town & Country Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,065
Initial cost, buildings and improvements	10,113
Costs capitalized subsequent to acquisition, carrying costs	1,481
Carrying amount, land and improvements	7,422
Carrying amount, buildings and improvements	11,237
Carrying amount, total	18,659
Accumulated depreciation	2,842
Sulphur Grove
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,810
Initial cost, buildings and improvements	9,204
Costs capitalized subsequent to acquisition, carrying costs	478
Carrying amount, land and improvements	2,864
Carrying amount, buildings and improvements	9,629
Carrying amount, total	12,493
Accumulated depreciation	2,388
Southgate Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,677
Initial cost, buildings and improvements	17,611
Costs capitalized subsequent to acquisition, carrying costs	1,541
Carrying amount, land and improvements	5,737
Carrying amount, buildings and improvements	19,092
Carrying amount, total	24,829
Accumulated depreciation	4,266
Sterling Pointe Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,685
Initial cost, buildings and improvements	9,630
Costs capitalized subsequent to acquisition, carrying costs	492
Carrying amount, land and improvements	4,817
Carrying amount, buildings and improvements	9,991
Carrying amount, total	14,808
Accumulated depreciation	2,618
Arcadia Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	778
Initial cost, buildings and improvements	1,481
Costs capitalized subsequent to acquisition, carrying costs	59
Carrying amount, land and improvements	801
Carrying amount, buildings and improvements	1,517
Carrying amount, total	2,318
Accumulated depreciation	439
Stop & Shop Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	553
Initial cost, buildings and improvements	2,142
Costs capitalized subsequent to acquisition, carrying costs	130
Carrying amount, land and improvements	605
Carrying amount, buildings and improvements	2,219
Carrying amount, total	2,824
Accumulated depreciation	498
Fairacres Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	394
Initial cost, buildings and improvements	963
Costs capitalized subsequent to acquisition, carrying costs	62
Carrying amount, land and improvements	407
Carrying amount, buildings and improvements	1,014
Carrying amount, total	1,421
Accumulated depreciation	287
Savoy Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	481
Initial cost, buildings and improvements	1,060
Costs capitalized subsequent to acquisition, carrying costs	232
Carrying amount, land and improvements	509
Carrying amount, buildings and improvements	1,264
Carrying amount, total	1,773
Accumulated depreciation	305
The Shops of Uptown
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,361
Initial cost, buildings and improvements	16,269
Costs capitalized subsequent to acquisition, carrying costs	293
Carrying amount, land and improvements	7,399
Carrying amount, buildings and improvements	16,524
Carrying amount, total	23,923
Accumulated depreciation	4,327
Chapel Hill North Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,039
Initial cost, buildings and improvements	20,822
Costs capitalized subsequent to acquisition, carrying costs	1,267
Carrying amount, land and improvements	7,332
Carrying amount, buildings and improvements	21,795
Carrying amount, total	29,127
Accumulated depreciation	4,260
Coppell Market Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,434
Initial cost, buildings and improvements	8,358
Costs capitalized subsequent to acquisition, carrying costs	688
Carrying amount, land and improvements	2,797
Carrying amount, buildings and improvements	8,683
Carrying amount, total	11,480
Accumulated depreciation	2,188
Winchester Gateway
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,774
Initial cost, buildings and improvements	6,904
Costs capitalized subsequent to acquisition, carrying costs	2,477
Carrying amount, land and improvements	5,922
Carrying amount, buildings and improvements	9,233
Carrying amount, total	15,155
Accumulated depreciation	1,827
Stonewall Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,100
Initial cost, land and improvements	8,892
Initial cost, buildings and improvements	15,028
Costs capitalized subsequent to acquisition, carrying costs	1,048
Carrying amount, land and improvements	9,262
Carrying amount, buildings and improvements	15,706
Carrying amount, total	24,968
Accumulated depreciation	3,690
Town Fair Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,543
Initial cost, buildings and improvements	5,189
Costs capitalized subsequent to acquisition, carrying costs	496
Carrying amount, land and improvements	3,863
Carrying amount, buildings and improvements	5,365
Carrying amount, total	9,228
Accumulated depreciation	1,619
Villages at Eagles Landing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,304
Initial cost, buildings and improvements	10,895
Costs capitalized subsequent to acquisition, carrying costs	653
Carrying amount, land and improvements	4,577
Carrying amount, buildings and improvements	11,274
Carrying amount, total	15,851
Accumulated depreciation	2,875
Champions Gate Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,744
Initial cost, buildings and improvements	16,884
Costs capitalized subsequent to acquisition, carrying costs	775
Carrying amount, land and improvements	7,871
Carrying amount, buildings and improvements	17,532
Carrying amount, total	25,403
Accumulated depreciation	3,441
Towne Centre at Wesley Chapel
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,990
Initial cost, land and improvements	4,776
Initial cost, buildings and improvements	10,189
Costs capitalized subsequent to acquisition, carrying costs	1,134
Carrying amount, land and improvements	5,009
Carrying amount, buildings and improvements	11,091
Carrying amount, total	16,100
Accumulated depreciation	2,614
Statler Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	9,342
Initial cost, buildings and improvements	23,468
Costs capitalized subsequent to acquisition, carrying costs	1,561
Carrying amount, land and improvements	9,561
Carrying amount, buildings and improvements	24,811
Carrying amount, total	34,372
Accumulated depreciation	5,129
Burbank Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,929
Initial cost, buildings and improvements	16,642
Costs capitalized subsequent to acquisition, carrying costs	706
Carrying amount, land and improvements	7,971
Carrying amount, buildings and improvements	17,307
Carrying amount, total	25,278
Accumulated depreciation	3,707
Hamilton Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,117
Initial cost, land and improvements	4,870
Initial cost, buildings and improvements	12,236
Costs capitalized subsequent to acquisition, carrying costs	89
Carrying amount, land and improvements	4,917
Carrying amount, buildings and improvements	12,278
Carrying amount, total	17,195
Accumulated depreciation	2,572
Southwest Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	8,108
Initial cost, buildings and improvements	14,411
Costs capitalized subsequent to acquisition, carrying costs	2,749
Carrying amount, land and improvements	8,339
Carrying amount, buildings and improvements	16,929
Carrying amount, total	25,268
Accumulated depreciation	4,000
Hampton Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,810
Initial cost, land and improvements	2,824
Initial cost, buildings and improvements	5,515
Costs capitalized subsequent to acquisition, carrying costs	943
Carrying amount, land and improvements	3,281
Carrying amount, buildings and improvements	6,002
Carrying amount, total	9,283
Accumulated depreciation	1,624
Central Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,466
Initial cost, buildings and improvements	5,553
Costs capitalized subsequent to acquisition, carrying costs	226
Carrying amount, land and improvements	2,574
Carrying amount, buildings and improvements	5,671
Carrying amount, total	8,245
Accumulated depreciation	1,348
Fairview Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,814
Initial cost, buildings and improvements	6,060
Costs capitalized subsequent to acquisition, carrying costs	210
Carrying amount, land and improvements	1,880
Carrying amount, buildings and improvements	6,204
Carrying amount, total	8,084
Accumulated depreciation	1,553
Townfair Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,463
Initial cost, land and improvements	4,108
Initial cost, buildings and improvements	9,072
Costs capitalized subsequent to acquisition, carrying costs	773
Carrying amount, land and improvements	4,523
Carrying amount, buildings and improvements	9,430
Carrying amount, total	13,953
Accumulated depreciation	2,326
St. Johns Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,972
Initial cost, buildings and improvements	4,546
Costs capitalized subsequent to acquisition, carrying costs	3,354
Carrying amount, land and improvements	3,492
Carrying amount, buildings and improvements	7,380
Carrying amount, total	10,872
Accumulated depreciation	1,467
Heath Brook Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	12,682
Initial cost, buildings and improvements	19,103
Costs capitalized subsequent to acquisition, carrying costs	425
Carrying amount, land and improvements	12,234
Carrying amount, buildings and improvements	19,976
Carrying amount, total	32,210
Accumulated depreciation	5,066
Park View Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,597
Initial cost, buildings and improvements	8,334
Costs capitalized subsequent to acquisition, carrying costs	117
Carrying amount, land and improvements	5,642
Carrying amount, buildings and improvements	8,406
Carrying amount, total	14,048
Accumulated depreciation	2,028
The Orchards
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	16,019
Initial cost, buildings and improvements	11,270
Costs capitalized subsequent to acquisition, carrying costs	2,729
Carrying amount, land and improvements	16,080
Carrying amount, buildings and improvements	13,939
Carrying amount, total	30,019
Accumulated depreciation	3,077
Hannaford Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,456
Initial cost, buildings and improvements	7,254
Costs capitalized subsequent to acquisition, carrying costs	2,742
Carrying amount, land and improvements	5,791
Carrying amount, buildings and improvements	9,661
Carrying amount, total	15,452
Accumulated depreciation	2,308
Shaw's Plaza Hanover
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,143
Initial cost, buildings and improvements	6,932
Costs capitalized subsequent to acquisition, carrying costs	2,060
Carrying amount, land and improvements	6,422
Carrying amount, buildings and improvements	8,713
Carrying amount, total	15,135
Accumulated depreciation	1,902
Shaw's Plaza Easton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,786
Initial cost, buildings and improvements	9,697
Costs capitalized subsequent to acquisition, carrying costs	417
Carrying amount, land and improvements	5,914
Carrying amount, buildings and improvements	9,986
Carrying amount, total	15,900
Accumulated depreciation	2,079
Lynnwood Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,786
Initial cost, buildings and improvements	8,500
Costs capitalized subsequent to acquisition, carrying costs	223
Carrying amount, land and improvements	2,916
Carrying amount, buildings and improvements	8,594
Carrying amount, total	11,510
Accumulated depreciation	1,665
Thompson Valley Towne Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,831
Initial cost, buildings and improvements	6,795
Costs capitalized subsequent to acquisition, carrying costs	150
Carrying amount, land and improvements	3,863
Carrying amount, buildings and improvements	6,913
Carrying amount, total	10,776
Accumulated depreciation	1,370
Lumina Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,007
Initial cost, buildings and improvements	13,233
Costs capitalized subsequent to acquisition, carrying costs	927
Carrying amount, land and improvements	7,196
Carrying amount, buildings and improvements	13,972
Carrying amount, total	21,168
Accumulated depreciation	3,182
French Golden Gate
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,470
Initial cost, buildings and improvements	8,352
Costs capitalized subsequent to acquisition, carrying costs	437
Carrying amount, land and improvements	3,528
Carrying amount, buildings and improvements	8,731
Carrying amount, total	12,259
Accumulated depreciation	1,798
Orchard Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,700
Initial cost, buildings and improvements	9,304
Costs capitalized subsequent to acquisition, carrying costs	470
Carrying amount, land and improvements	5,785
Carrying amount, buildings and improvements	9,689
Carrying amount, total	15,474
Accumulated depreciation	1,987
Trader Joe's Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,599
Initial cost, buildings and improvements	10,384
Costs capitalized subsequent to acquisition, carrying costs	565
Carrying amount, land and improvements	1,742
Carrying amount, buildings and improvements	10,806
Carrying amount, total	12,548
Accumulated depreciation	2,082
Fairfield Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,425
Initial cost, buildings and improvements	8,743
Costs capitalized subsequent to acquisition, carrying costs	389
Carrying amount, land and improvements	5,636
Carrying amount, buildings and improvements	8,921
Carrying amount, total	14,557
Accumulated depreciation	1,910
Beavercreek Towne Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,614
Initial cost, buildings and improvements	7,903
Costs capitalized subsequent to acquisition, carrying costs	228
Carrying amount, land and improvements	4,715
Carrying amount, buildings and improvements	8,030
Carrying amount, total	12,745
Accumulated depreciation	1,470
Grayson Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,520
Initial cost, buildings and improvements	7,173
Costs capitalized subsequent to acquisition, carrying costs	466
Carrying amount, land and improvements	5,766
Carrying amount, buildings and improvements	7,394
Carrying amount, total	13,160
Accumulated depreciation	1,721
The Fresh Market Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,826
Initial cost, buildings and improvements	5,314
Costs capitalized subsequent to acquisition, carrying costs	10
Carrying amount, land and improvements	2,826
Carrying amount, buildings and improvements	5,324
Carrying amount, total	8,150
Accumulated depreciation	1,099
Juan Tabo Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,341
Initial cost, buildings and improvements	4,826
Costs capitalized subsequent to acquisition, carrying costs	1,221
Carrying amount, land and improvements	3,542
Carrying amount, buildings and improvements	5,845
Carrying amount, total	9,387
Accumulated depreciation	1,514
Nor'Wood Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,383
Initial cost, land and improvements	5,758
Initial cost, buildings and improvements	17,387
Costs capitalized subsequent to acquisition, carrying costs	1,020
Carrying amount, land and improvements	6,066
Carrying amount, buildings and improvements	18,099
Carrying amount, total	24,165
Accumulated depreciation	3,588
Sunburst Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,942
Initial cost, land and improvements	1,896
Initial cost, buildings and improvements	11,249
Costs capitalized subsequent to acquisition, carrying costs	634
Carrying amount, land and improvements	2,063
Carrying amount, buildings and improvements	11,716
Carrying amount, total	13,779
Accumulated depreciation	1,998
Rivermont Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,811
Initial cost, buildings and improvements	12,993
Costs capitalized subsequent to acquisition, carrying costs	1,053
Carrying amount, land and improvements	7,189
Carrying amount, buildings and improvements	13,668
Carrying amount, total	20,857
Accumulated depreciation	2,636
Breakfast Point Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,505
Initial cost, buildings and improvements	12,877
Costs capitalized subsequent to acquisition, carrying costs	1,404
Carrying amount, land and improvements	2,688
Carrying amount, buildings and improvements	14,097
Carrying amount, total	16,785
Accumulated depreciation	2,519
Falcon Valley
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,339
Initial cost, land and improvements	1,361
Initial cost, buildings and improvements	11,550
Costs capitalized subsequent to acquisition, carrying costs	389
Carrying amount, land and improvements	1,548
Carrying amount, buildings and improvements	11,752
Carrying amount, total	13,300
Accumulated depreciation	2,260
Kohl's Onalaska
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,338
Initial cost, buildings and improvements	7,922
Costs capitalized subsequent to acquisition, carrying costs	1,191
Carrying amount, land and improvements	2,655
Carrying amount, buildings and improvements	8,796
Carrying amount, total	11,451
Accumulated depreciation	1,751
Coronado Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,509
Initial cost, buildings and improvements	8,526
Costs capitalized subsequent to acquisition, carrying costs	861
Carrying amount, land and improvements	3,228
Carrying amount, buildings and improvements	8,668
Carrying amount, total	11,896
Accumulated depreciation	1,622
Westcreek Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	8,912
Initial cost, buildings and improvements	19,635
Costs capitalized subsequent to acquisition, carrying costs	6,224
Carrying amount, land and improvements	9,988
Carrying amount, buildings and improvements	24,782
Carrying amount, total	34,770
Accumulated depreciation	5,468
Northwoods Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	14,055
Initial cost, buildings and improvements	30,799
Costs capitalized subsequent to acquisition, carrying costs	615
Carrying amount, land and improvements	14,537
Carrying amount, buildings and improvements	30,932
Carrying amount, total	45,469
Accumulated depreciation	6,613
Murphy Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,572
Initial cost, buildings and improvements	10,026
Costs capitalized subsequent to acquisition, carrying costs	99
Carrying amount, land and improvements	3,605
Carrying amount, buildings and improvements	10,091
Carrying amount, total	13,696
Accumulated depreciation	1,956
Harbour Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,952
Initial cost, buildings and improvements	5,620
Costs capitalized subsequent to acquisition, carrying costs	1,182
Carrying amount, land and improvements	4,017
Carrying amount, buildings and improvements	6,737
Carrying amount, total	10,754
Accumulated depreciation	1,788
Oak Mill Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,442
Initial cost, buildings and improvements	4,941
Costs capitalized subsequent to acquisition, carrying costs	81
Carrying amount, land and improvements	2,442
Carrying amount, buildings and improvements	5,023
Carrying amount, total	7,465
Accumulated depreciation	1,021
Southern Palms
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,635
Initial cost, buildings and improvements	10,495
Costs capitalized subsequent to acquisition, carrying costs	877
Carrying amount, land and improvements	5,806
Carrying amount, buildings and improvements	11,202
Carrying amount, total	17,008
Accumulated depreciation	2,157
Golden Eagle Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,466
Initial cost, buildings and improvements	4,568
Costs capitalized subsequent to acquisition, carrying costs	584
Carrying amount, land and improvements	2,592
Carrying amount, buildings and improvements	5,027
Carrying amount, total	7,619
Accumulated depreciation	1,324
Atwater Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,627
Initial cost, buildings and improvements	10,137
Costs capitalized subsequent to acquisition, carrying costs	2,117
Carrying amount, land and improvements	5,015
Carrying amount, buildings and improvements	11,866
Carrying amount, total	16,881
Accumulated depreciation	2,513
Greentree Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,358
Initial cost, buildings and improvements	6,684
Costs capitalized subsequent to acquisition, carrying costs	459
Carrying amount, land and improvements	5,435
Carrying amount, buildings and improvements	7,066
Carrying amount, total	12,501
Accumulated depreciation	1,655
Sierra Del Oro Towne Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,435
Initial cost, buildings and improvements	6,041
Costs capitalized subsequent to acquisition, carrying costs	592
Carrying amount, land and improvements	3,578
Carrying amount, buildings and improvements	6,490
Carrying amount, total	10,068
Accumulated depreciation	1,634
Vaughn's at East North
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,876
Initial cost, buildings and improvements	8,916
Costs capitalized subsequent to acquisition, carrying costs	795
Carrying amount, land and improvements	7,105
Carrying amount, buildings and improvements	9,482
Carrying amount, total	16,587
Accumulated depreciation	2,698
Ashland Junction
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,578
Initial cost, buildings and improvements	12,052
Costs capitalized subsequent to acquisition, carrying costs	562
Carrying amount, land and improvements	5,819
Carrying amount, buildings and improvements	12,373
Carrying amount, total	18,192
Accumulated depreciation	2,265
Barclay Place Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,131
Initial cost, buildings and improvements	6,873
Costs capitalized subsequent to acquisition, carrying costs	273
Carrying amount, land and improvements	3,370
Carrying amount, buildings and improvements	6,908
Carrying amount, total	10,278
Accumulated depreciation	1,397
Cactus Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,670
Initial cost, buildings and improvements	5,648
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	2,670
Carrying amount, buildings and improvements	5,648
Carrying amount, total	8,318
Accumulated depreciation	1,269
Centre Stage Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,396
Initial cost, buildings and improvements	16,460
Costs capitalized subsequent to acquisition, carrying costs	2,351
Carrying amount, land and improvements	4,534
Carrying amount, buildings and improvements	18,673
Carrying amount, total	23,207
Accumulated depreciation	2,681
West Creek Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,905
Initial cost, land and improvements	3,459
Initial cost, buildings and improvements	6,131
Costs capitalized subsequent to acquisition, carrying costs	116
Carrying amount, land and improvements	3,483
Carrying amount, buildings and improvements	6,222
Carrying amount, total	9,705
Accumulated depreciation	1,023
Northwoods Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	10,092
Initial cost, buildings and improvements	14,437
Costs capitalized subsequent to acquisition, carrying costs	201
Carrying amount, land and improvements	10,235
Carrying amount, buildings and improvements	14,495
Carrying amount, total	24,730
Accumulated depreciation	2,983
Murphy Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	28,652
Initial cost, buildings and improvements	33,122
Costs capitalized subsequent to acquisition, carrying costs	426
Carrying amount, land and improvements	28,868
Carrying amount, buildings and improvements	33,333
Carrying amount, total	62,201
Accumulated depreciation	4,005
Harbour Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,612
Initial cost, buildings and improvements	16,702
Costs capitalized subsequent to acquisition, carrying costs	640
Carrying amount, land and improvements	5,945
Carrying amount, buildings and improvements	17,009
Carrying amount, total	22,954
Accumulated depreciation	1,826
Oak Mill Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,184
Initial cost, land and improvements	6,843
Initial cost, buildings and improvements	13,692
Costs capitalized subsequent to acquisition, carrying costs	775
Carrying amount, land and improvements	7,353
Carrying amount, buildings and improvements	13,956
Carrying amount, total	21,309
Accumulated depreciation	2,196
Southern Palms
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	24,076
Initial cost, land and improvements	10,025
Initial cost, buildings and improvements	24,332
Costs capitalized subsequent to acquisition, carrying costs	1,382
Carrying amount, land and improvements	10,320
Carrying amount, buildings and improvements	25,420
Carrying amount, total	35,740
Accumulated depreciation	3,171
Golden Eagle Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,340
Initial cost, land and improvements	3,735
Initial cost, buildings and improvements	7,735
Costs capitalized subsequent to acquisition, carrying costs	276
Carrying amount, land and improvements	3,796
Carrying amount, buildings and improvements	7,950
Carrying amount, total	11,746
Accumulated depreciation	891
Atwater Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,116
Initial cost, buildings and improvements	7,597
Costs capitalized subsequent to acquisition, carrying costs	504
Carrying amount, land and improvements	6,293
Carrying amount, buildings and improvements	7,924
Carrying amount, total	14,217
Accumulated depreciation	934
Rocky Ridge Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	21,614
Initial cost, land and improvements	5,449
Initial cost, buildings and improvements	29,207
Costs capitalized subsequent to acquisition, carrying costs	411
Carrying amount, land and improvements	5,599
Carrying amount, buildings and improvements	29,468
Carrying amount, total	35,067
Accumulated depreciation	1,923
Greentree Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,955
Initial cost, buildings and improvements	8,718
Costs capitalized subsequent to acquisition, carrying costs	580
Carrying amount, land and improvements	3,347
Carrying amount, buildings and improvements	8,906
Carrying amount, total	12,253
Accumulated depreciation	737
Sierra Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,362
Initial cost, land and improvements	9,011
Initial cost, buildings and improvements	17,989
Costs capitalized subsequent to acquisition, carrying costs	775
Carrying amount, land and improvements	9,188
Carrying amount, buildings and improvements	18,587
Carrying amount, total	27,775
Accumulated depreciation	1,310
Vaughn's at East North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,182
Initial cost, buildings and improvements	1,812
Costs capitalized subsequent to acquisition, carrying costs	(311)
Carrying amount, land and improvements	948
Carrying amount, buildings and improvements	1,736
Carrying amount, total	2,684
Accumulated depreciation	46
Ashland Junction [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,987
Initial cost, buildings and improvements	6,050
Costs capitalized subsequent to acquisition, carrying costs	424
Carrying amount, land and improvements	5,125
Carrying amount, buildings and improvements	6,335
Carrying amount, total	11,460
Accumulated depreciation	745
Barclay Place Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,948
Initial cost, buildings and improvements	7,174
Costs capitalized subsequent to acquisition, carrying costs	477
Carrying amount, land and improvements	2,038
Carrying amount, buildings and improvements	7,562
Carrying amount, total	9,600
Accumulated depreciation	602
Barnwell Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,190
Initial cost, buildings and improvements	1,883
Costs capitalized subsequent to acquisition, carrying costs	1
Carrying amount, land and improvements	1,190
Carrying amount, buildings and improvements	1,884
Carrying amount, total	3,074
Accumulated depreciation	343
Birdneck Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,900
Initial cost, buildings and improvements	3,253
Costs capitalized subsequent to acquisition, carrying costs	204
Carrying amount, land and improvements	1,957
Carrying amount, buildings and improvements	3,400
Carrying amount, total	5,357
Accumulated depreciation	317
Cactus Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,313
Initial cost, buildings and improvements	5,934
Costs capitalized subsequent to acquisition, carrying costs	132
Carrying amount, land and improvements	4,313
Carrying amount, buildings and improvements	6,066
Carrying amount, total	10,379
Accumulated depreciation	431
Center Stage Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,746
Initial cost, buildings and improvements	9,533
Costs capitalized subsequent to acquisition, carrying costs	176
Carrying amount, land and improvements	4,919
Carrying amount, buildings and improvements	9,535
Carrying amount, total	14,454
Accumulated depreciation	806
Civic Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,448
Initial cost, buildings and improvements	1,961
Costs capitalized subsequent to acquisition, carrying costs	114
Carrying amount, land and improvements	2,448
Carrying amount, buildings and improvements	2,076
Carrying amount, total	4,524
Accumulated depreciation	546
Countryside Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,923
Initial cost, buildings and improvements	12,315
Costs capitalized subsequent to acquisition, carrying costs	171
Carrying amount, land and improvements	2,973
Carrying amount, buildings and improvements	12,436
Carrying amount, total	15,409
Accumulated depreciation	850
Crossroads Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,722
Initial cost, buildings and improvements	2,545
Costs capitalized subsequent to acquisition, carrying costs	582
Carrying amount, land and improvements	2,084
Carrying amount, buildings and improvements	2,766
Carrying amount, total	4,850
Accumulated depreciation	313
Dunlop Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,420
Initial cost, buildings and improvements	4,892
Costs capitalized subsequent to acquisition, carrying costs	373
Carrying amount, land and improvements	2,493
Carrying amount, buildings and improvements	5,191
Carrying amount, total	7,684
Accumulated depreciation	398
Edgecombe Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,412
Initial cost, buildings and improvements	2,258
Costs capitalized subsequent to acquisition, carrying costs	305
Carrying amount, land and improvements	1,478
Carrying amount, buildings and improvements	2,497
Carrying amount, total	3,975
Accumulated depreciation	418
Emporia West Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	872
Initial cost, buildings and improvements	3,409
Costs capitalized subsequent to acquisition, carrying costs	179
Carrying amount, land and improvements	872
Carrying amount, buildings and improvements	3,588
Carrying amount, total	4,460
Accumulated depreciation	324
Forest Park Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,007
Initial cost, buildings and improvements	5,877
Costs capitalized subsequent to acquisition, carrying costs	112
Carrying amount, land and improvements	4,013
Carrying amount, buildings and improvements	5,984
Carrying amount, total	9,997
Accumulated depreciation	605
Geist Centre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,873
Initial cost, buildings and improvements	6,779
Costs capitalized subsequent to acquisition, carrying costs	303
Carrying amount, land and improvements	3,943
Carrying amount, buildings and improvements	7,012
Carrying amount, total	10,955
Accumulated depreciation	509
Goshen Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,555
Initial cost, buildings and improvements	4,621
Costs capitalized subsequent to acquisition, carrying costs	30
Carrying amount, land and improvements	1,585
Carrying amount, buildings and improvements	4,621
Carrying amount, total	6,206
Accumulated depreciation	489
Governors Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,460
Initial cost, buildings and improvements	9,786
Costs capitalized subsequent to acquisition, carrying costs	283
Carrying amount, land and improvements	6,493
Carrying amount, buildings and improvements	10,035
Carrying amount, total	16,528
Accumulated depreciation	932
Guadalupe Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,920
Initial cost, buildings and improvements	7,695
Costs capitalized subsequent to acquisition, carrying costs	280
Carrying amount, land and improvements	2,933
Carrying amount, buildings and improvements	7,962
Carrying amount, total	10,895
Accumulated depreciation	485
The Village Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,089
Initial cost, buildings and improvements	6,970
Costs capitalized subsequent to acquisition, carrying costs	392
Carrying amount, land and improvements	2,055
Carrying amount, buildings and improvements	7,396
Carrying amount, total	9,451
Accumulated depreciation	185
Heritage Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,078
Initial cost, land and improvements	2,390
Initial cost, buildings and improvements	7,404
Costs capitalized subsequent to acquisition, carrying costs	77
Carrying amount, land and improvements	2,390
Carrying amount, buildings and improvements	7,482
Carrying amount, total	9,872
Accumulated depreciation	723
Hickory Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,022
Initial cost, land and improvements	2,927
Initial cost, buildings and improvements	5,099
Costs capitalized subsequent to acquisition, carrying costs	94
Carrying amount, land and improvements	2,955
Carrying amount, buildings and improvements	5,165
Carrying amount, total	8,120
Accumulated depreciation	412
Highland Fair [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,173
Initial cost, land and improvements	3,263
Initial cost, buildings and improvements	7,979
Costs capitalized subsequent to acquisition, carrying costs	145
Carrying amount, land and improvements	3,288
Carrying amount, buildings and improvements	8,099
Carrying amount, total	11,387
Accumulated depreciation	497
High Point Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,386
Initial cost, buildings and improvements	7,485
Costs capitalized subsequent to acquisition, carrying costs	88
Carrying amount, land and improvements	3,420
Carrying amount, buildings and improvements	7,540
Carrying amount, total	10,960
Accumulated depreciation	861
Jackson Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,606
Initial cost, buildings and improvements	6,992
Costs capitalized subsequent to acquisition, carrying costs	225
Carrying amount, land and improvements	1,644
Carrying amount, buildings and improvements	7,179
Carrying amount, total	8,823
Accumulated depreciation	750
Mayfair Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	15,343
Initial cost, buildings and improvements	16,522
Costs capitalized subsequent to acquisition, carrying costs	278
Carrying amount, land and improvements	15,512
Carrying amount, buildings and improvements	16,631
Carrying amount, total	32,143
Accumulated depreciation	1,229
LaPlata Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	8,434
Initial cost, buildings and improvements	22,855
Costs capitalized subsequent to acquisition, carrying costs	317
Carrying amount, land and improvements	8,533
Carrying amount, buildings and improvements	23,072
Carrying amount, total	31,605
Accumulated depreciation	1,308
Lafayette Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,536
Initial cost, land and improvements	5,387
Initial cost, buildings and improvements	5,636
Costs capitalized subsequent to acquisition, carrying costs	129
Carrying amount, land and improvements	5,460
Carrying amount, buildings and improvements	5,691
Carrying amount, total	11,151
Accumulated depreciation	1,195
Landen Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,081
Initial cost, buildings and improvements	3,467
Costs capitalized subsequent to acquisition, carrying costs	309
Carrying amount, land and improvements	2,222
Carrying amount, buildings and improvements	3,635
Carrying amount, total	5,857
Accumulated depreciation	403
Marlon City Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,811
Initial cost, buildings and improvements	6,304
Costs capitalized subsequent to acquisition, carrying costs	119
Carrying amount, land and improvements	2,853
Carrying amount, buildings and improvements	6,381
Carrying amount, total	9,234
Accumulated depreciation	800
Melbourne Village Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,418
Initial cost, buildings and improvements	7,280
Costs capitalized subsequent to acquisition, carrying costs	490
Carrying amount, land and improvements	5,518
Carrying amount, buildings and improvements	7,671
Carrying amount, total	13,189
Accumulated depreciation	976
Commerce Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,027
Initial cost, buildings and improvements	8,341
Costs capitalized subsequent to acquisition, carrying costs	188
Carrying amount, land and improvements	6,035
Carrying amount, buildings and improvements	8,521
Carrying amount, total	14,556
Accumulated depreciation	810
Upper Deerfield Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,073
Initial cost, buildings and improvements	5,882
Costs capitalized subsequent to acquisition, carrying costs	716
Carrying amount, land and improvements	5,278
Carrying amount, buildings and improvements	6,392
Carrying amount, total	11,670
Accumulated depreciation	1,025
Monfort Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,357
Initial cost, buildings and improvements	3,545
Costs capitalized subsequent to acquisition, carrying costs	9
Carrying amount, land and improvements	2,357
Carrying amount, buildings and improvements	3,554
Carrying amount, total	5,911
Accumulated depreciation	296
Mountain Park Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,663
Initial cost, land and improvements	6,118
Initial cost, buildings and improvements	6,652
Costs capitalized subsequent to acquisition, carrying costs	59
Carrying amount, land and improvements	6,118
Carrying amount, buildings and improvements	6,711
Carrying amount, total	12,829
Accumulated depreciation	460
Nordan Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,911
Initial cost, buildings and improvements	6,751
Costs capitalized subsequent to acquisition, carrying costs	141
Carrying amount, land and improvements	1,927
Carrying amount, buildings and improvements	6,875
Carrying amount, total	8,802
Accumulated depreciation	570
Northside Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,406
Initial cost, buildings and improvements	5,471
Costs capitalized subsequent to acquisition, carrying costs	134
Carrying amount, land and improvements	1,416
Carrying amount, buildings and improvements	5,594
Carrying amount, total	7,010
Accumulated depreciation	462
Page Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,553
Initial cost, buildings and improvements	4,411
Costs capitalized subsequent to acquisition, carrying costs	75
Carrying amount, land and improvements	2,628
Carrying amount, buildings and improvements	4,411
Carrying amount, total	7,039
Accumulated depreciation	498
Palmetto Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,732
Initial cost, buildings and improvements	7,387
Costs capitalized subsequent to acquisition, carrying costs	269
Carrying amount, land and improvements	2,842
Carrying amount, buildings and improvements	7,546
Carrying amount, total	10,388
Accumulated depreciation	518
Park Place Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,347
Initial cost, buildings and improvements	8,453
Costs capitalized subsequent to acquisition, carrying costs	211
Carrying amount, land and improvements	2,455
Carrying amount, buildings and improvements	8,557
Carrying amount, total	11,012
Accumulated depreciation	628
Parkway Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,416
Initial cost, buildings and improvements	5,309
Costs capitalized subsequent to acquisition, carrying costs	316
Carrying amount, land and improvements	3,416
Carrying amount, buildings and improvements	5,626
Carrying amount, total	9,042
Accumulated depreciation	544
Parsons Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,952
Initial cost, land and improvements	3,465
Initial cost, buildings and improvements	10,864
Costs capitalized subsequent to acquisition, carrying costs	76
Carrying amount, land and improvements	3,470
Carrying amount, buildings and improvements	10,935
Carrying amount, total	14,405
Accumulated depreciation	767
Portland Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,408
Initial cost, buildings and improvements	5,235
Costs capitalized subsequent to acquisition, carrying costs	141
Carrying amount, land and improvements	1,450
Carrying amount, buildings and improvements	5,334
Carrying amount, total	6,784
Accumulated depreciation	421
Promenade Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,507
Initial cost, buildings and improvements	6,149
Costs capitalized subsequent to acquisition, carrying costs	283
Carrying amount, land and improvements	6,559
Carrying amount, buildings and improvements	6,380
Carrying amount, total	12,939
Accumulated depreciation	1,037
Quail Valley Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,452
Initial cost, buildings and improvements	11,501
Costs capitalized subsequent to acquisition, carrying costs	622
Carrying amount, land and improvements	2,480
Carrying amount, buildings and improvements	12,093
Carrying amount, total	14,573
Accumulated depreciation	831
Hillside Sal Lake WAG [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	691
Initial cost, buildings and improvements	1,739
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	691
Carrying amount, buildings and improvements	1,739
Carrying amount, total	2,430
Accumulated depreciation	90
Rolling Hills Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,747
Initial cost, land and improvements	5,398
Initial cost, buildings and improvements	11,792
Costs capitalized subsequent to acquisition, carrying costs	69
Carrying amount, land and improvements	5,398
Carrying amount, buildings and improvements	11,862
Carrying amount, total	17,260
Accumulated depreciation	829
South Oaks Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,355
Initial cost, land and improvements	1,742
Initial cost, buildings and improvements	5,119
Costs capitalized subsequent to acquisition, carrying costs	10
Carrying amount, land and improvements	1,746
Carrying amount, buildings and improvements	5,126
Carrying amount, total	6,872
Accumulated depreciation	697
East Pointe Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,492
Initial cost, buildings and improvements	11,752
Costs capitalized subsequent to acquisition, carrying costs	402
Carrying amount, land and improvements	7,764
Carrying amount, buildings and improvements	11,882
Carrying amount, total	19,646
Accumulated depreciation	1,338
Southgate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,246
Initial cost, buildings and improvements	22,752
Costs capitalized subsequent to acquisition, carrying costs	88
Carrying amount, land and improvements	4,261
Carrying amount, buildings and improvements	22,825
Carrying amount, total	27,086
Accumulated depreciation	1,541
Country Club Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,866
Initial cost, buildings and improvements	2,612
Costs capitalized subsequent to acquisition, carrying costs	(688)
Carrying amount, land and improvements	1,341
Carrying amount, buildings and improvements	2,449
Carrying amount, total	3,790
Accumulated depreciation	44
Summerville Galleria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,104
Initial cost, buildings and improvements	8,668
Costs capitalized subsequent to acquisition, carrying costs	219
Carrying amount, land and improvements	4,310
Carrying amount, buildings and improvements	8,680
Carrying amount, total	12,990
Accumulated depreciation	649
The Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,535
Initial cost, buildings and improvements	5,527
Costs capitalized subsequent to acquisition, carrying costs	(140)
Carrying amount, land and improvements	3,443
Carrying amount, buildings and improvements	5,479
Carrying amount, total	8,922
Accumulated depreciation	48
Riverplace Centre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,890
Initial cost, buildings and improvements	4,044
Costs capitalized subsequent to acquisition, carrying costs	190
Carrying amount, land and improvements	3,934
Carrying amount, buildings and improvements	4,190
Carrying amount, total	8,124
Accumulated depreciation	503
Timberlake Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,427
Initial cost, buildings and improvements	1,970
Costs capitalized subsequent to acquisition, carrying costs	67
Carrying amount, land and improvements	2,441
Carrying amount, buildings and improvements	2,022
Carrying amount, total	4,463
Accumulated depreciation	309
Town & Country Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,158
Initial cost, land and improvements	2,268
Initial cost, buildings and improvements	4,372
Costs capitalized subsequent to acquisition, carrying costs	22
Carrying amount, land and improvements	2,279
Carrying amount, buildings and improvements	4,382
Carrying amount, total	6,661
Accumulated depreciation	396
Powell Villa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,364
Initial cost, buildings and improvements	7,318
Costs capitalized subsequent to acquisition, carrying costs	2,719
Carrying amount, land and improvements	3,396
Carrying amount, buildings and improvements	10,006
Carrying amount, total	13,402
Accumulated depreciation	452
Towne Crossing Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,358
Initial cost, buildings and improvements	15,537
Costs capitalized subsequent to acquisition, carrying costs	707
Carrying amount, land and improvements	5,379
Carrying amount, buildings and improvements	16,223
Carrying amount, total	21,602
Accumulated depreciation	1,074
Village at Waterford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,378
Initial cost, land and improvements	2,702
Initial cost, buildings and improvements	5,194
Costs capitalized subsequent to acquisition, carrying costs	138
Carrying amount, land and improvements	2,768
Carrying amount, buildings and improvements	5,266
Carrying amount, total	8,034
Accumulated depreciation	382
Buckingham Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,087
Initial cost, buildings and improvements	6,392
Costs capitalized subsequent to acquisition, carrying costs	480
Carrying amount, land and improvements	2,120
Carrying amount, buildings and improvements	6,839
Carrying amount, total	8,959
Accumulated depreciation	462
Western Square Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,013
Initial cost, buildings and improvements	3,333
Costs capitalized subsequent to acquisition, carrying costs	103
Carrying amount, land and improvements	1,045
Carrying amount, buildings and improvements	3,403
Carrying amount, total	4,448
Accumulated depreciation	515
White Oaks Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,568
Initial cost, buildings and improvements	3,350
Costs capitalized subsequent to acquisition, carrying costs	(542)
Carrying amount, land and improvements	2,124
Carrying amount, buildings and improvements	3,252
Carrying amount, total	5,376
Accumulated depreciation	56
Windsor Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,488
Initial cost, buildings and improvements	5,186
Costs capitalized subsequent to acquisition, carrying costs	29
Carrying amount, land and improvements	2,488
Carrying amount, buildings and improvements	5,214
Carrying amount, total	7,702
Accumulated depreciation	531
Winery Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,288
Initial cost, buildings and improvements	14,333
Costs capitalized subsequent to acquisition, carrying costs	169
Carrying amount, land and improvements	4,433
Carrying amount, buildings and improvements	14,357
Carrying amount, total	18,790
Accumulated depreciation	898
12 West Marketplace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	835
Initial cost, buildings and improvements	3,538
Costs capitalized subsequent to acquisition, carrying costs	105
Carrying amount, land and improvements	940
Carrying amount, buildings and improvements	3,538
Carrying amount, total	4,478
Accumulated depreciation	475
Orchard Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,388
Initial cost, land and improvements	2,537
Initial cost, buildings and improvements	5,366
Costs capitalized subsequent to acquisition, carrying costs	4
Carrying amount, land and improvements	2,537
Carrying amount, buildings and improvements	5,370
Carrying amount, total	7,907
Accumulated depreciation	516
Willowbrook Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,384
Initial cost, buildings and improvements	6,002
Costs capitalized subsequent to acquisition, carrying costs	169
Carrying amount, land and improvements	5,462
Carrying amount, buildings and improvements	6,093
Carrying amount, total	11,555
Accumulated depreciation	496
Edgewood Towne Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	10,029
Initial cost, buildings and improvements	22,535
Costs capitalized subsequent to acquisition, carrying costs	3,075
Carrying amount, land and improvements	10,219
Carrying amount, buildings and improvements	25,421
Carrying amount, total	35,640
Accumulated depreciation	1,829
Everson Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,222
Initial cost, buildings and improvements	8,421
Costs capitalized subsequent to acquisition, carrying costs	62
Carrying amount, land and improvements	4,233
Carrying amount, buildings and improvements	8,472
Carrying amount, total	12,705
Accumulated depreciation	670
Gleneagles Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,935
Initial cost, buildings and improvements	5,540
Costs capitalized subsequent to acquisition, carrying costs	(516)
Carrying amount, land and improvements	2,590
Carrying amount, buildings and improvements	5,369
Carrying amount, total	7,959
Accumulated depreciation	26
Village Square of Delafield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,206
Initial cost, buildings and improvements	6,864
Costs capitalized subsequent to acquisition, carrying costs	141
Carrying amount, land and improvements	6,325
Carrying amount, buildings and improvements	6,886
Carrying amount, total	13,211
Accumulated depreciation	560
Jasper Manor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,311
Initial cost, buildings and improvements	4,968
Costs capitalized subsequent to acquisition, carrying costs	(593)
Carrying amount, land and improvements	1,912
Carrying amount, buildings and improvements	4,774
Carrying amount, total	6,686
Accumulated depreciation	170
Eastland Shoppes
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,322
Initial cost, buildings and improvements	9,619
Costs capitalized subsequent to acquisition, carrying costs	10
Carrying amount, land and improvements	6,322
Carrying amount, buildings and improvements	9,630
Carrying amount, total	15,952
Accumulated depreciation	69
Harvest Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,693
Initial cost, buildings and improvements	6,083
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	2,693
Carrying amount, buildings and improvements	6,083
Carrying amount, total	8,776
Accumulated depreciation	43
Pipestone Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	1,432
Initial cost, buildings and improvements	5,715
Costs capitalized subsequent to acquisition, carrying costs	(750)
Carrying amount, land and improvements	941
Carrying amount, buildings and improvements	5,456
Carrying amount, total	6,397
Accumulated depreciation	34
Shoppes of Lake Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,065
Initial cost, buildings and improvements	3,786
Costs capitalized subsequent to acquisition, carrying costs	100
Carrying amount, land and improvements	4,097
Carrying amount, buildings and improvements	3,854
Carrying amount, total	7,951
Accumulated depreciation	563
Sierra Visa Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	9,824
Initial cost, buildings and improvements	11,669
Costs capitalized subsequent to acquisition, carrying costs	11
Carrying amount, land and improvements	9,831
Carrying amount, buildings and improvements	11,673
Carrying amount, total	21,504
Accumulated depreciation	142
Wheat Ridge Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,987
Initial cost, land and improvements	7,926
Initial cost, buildings and improvements	8,393
Costs capitalized subsequent to acquisition, carrying costs	18
Carrying amount, land and improvements	7,944
Carrying amount, buildings and improvements	8,393
Carrying amount, total	16,337
Accumulated depreciation	126
Atlantic Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	12,341
Initial cost, buildings and improvements	12,699
Costs capitalized subsequent to acquisition, carrying costs	7
Carrying amount, land and improvements	12,341
Carrying amount, buildings and improvements	12,706
Carrying amount, total	25,047
Accumulated depreciation	138
Staunton Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,818
Initial cost, buildings and improvements	14,380
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,818
Carrying amount, buildings and improvements	14,380
Carrying amount, total	19,198
Accumulated depreciation	79
Bethany Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,138
Initial cost, buildings and improvements	8,355
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	6,138
Carrying amount, buildings and improvements	8,355
Carrying amount, total	14,493
Accumulated depreciation	58
Northpark Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,087
Initial cost, buildings and improvements	6,047
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	3,087
Carrying amount, buildings and improvements	6,047
Carrying amount, total	9,134
Accumulated depreciation	40
Kings Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,654
Initial cost, buildings and improvements	11,225
Costs capitalized subsequent to acquisition, carrying costs	21
Carrying amount, land and improvements	5,654
Carrying amount, buildings and improvements	11,247
Carrying amount, total	16,901
Accumulated depreciation	70
Lake Washington Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,222
Initial cost, buildings and improvements	13,553
Costs capitalized subsequent to acquisition, carrying costs	67
Carrying amount, land and improvements	4,222
Carrying amount, buildings and improvements	13,620
Carrying amount, total	17,842
Accumulated depreciation	101
Kipling Marketplace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,020
Initial cost, buildings and improvements	10,405
Costs capitalized subsequent to acquisition, carrying costs	48
Carrying amount, land and improvements	4,020
Carrying amount, buildings and improvements	10,452
Carrying amount, total	14,472
Accumulated depreciation	73
MetroWest Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6,841
Initial cost, buildings and improvements	15,333
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	6,841
Carrying amount, buildings and improvements	15,333
Carrying amount, total	22,174
Accumulated depreciation	93
Spring Cypress Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	9,579
Initial cost, buildings and improvements	14,567
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	9,579
Carrying amount, buildings and improvements	14,567
Carrying amount, total	24,146
Accumulated depreciation	91
Commonwealth Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,370
Initial cost, land and improvements	9,955
Initial cost, buildings and improvements	12,586
Costs capitalized subsequent to acquisition, carrying costs	61
Carrying amount, land and improvements	9,955
Carrying amount, buildings and improvements	12,647
Carrying amount, total	22,602
Accumulated depreciation	116
Point Loomis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,171
Initial cost, buildings and improvements	4,901
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,171
Carrying amount, buildings and improvements	4,901
Carrying amount, total	9,072
Accumulated depreciation	69
Shasta Crossroads [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	9,598
Initial cost, buildings and improvements	18,643
Costs capitalized subsequent to acquisition, carrying costs	2
Carrying amount, land and improvements	9,598
Carrying amount, buildings and improvements	18,645
Carrying amount, total	28,243
Accumulated depreciation	119
Milan Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	925
Initial cost, buildings and improvements	1,974
Costs capitalized subsequent to acquisition, carrying costs	20
Carrying amount, land and improvements	925
Carrying amount, buildings and improvements	1,993
Carrying amount, total	2,918
Accumulated depreciation	45
Hilander Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,581
Initial cost, buildings and improvements	7,461
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	2,581
Carrying amount, buildings and improvements	7,461
Carrying amount, total	10,042
Accumulated depreciation	80
Laguna 99 Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,422
Initial cost, buildings and improvements	16,952
Costs capitalized subsequent to acquisition, carrying costs	10
Carrying amount, land and improvements	5,422
Carrying amount, buildings and improvements	16,962
Carrying amount, total	22,384
Accumulated depreciation	96
Southfield Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	5,612
Initial cost, buildings and improvements	13,643
Costs capitalized subsequent to acquisition, carrying costs	12
Carrying amount, land and improvements	5,618
Carrying amount, buildings and improvements	13,650
Carrying amount, total	19,268
Accumulated depreciation	88
Waterford Park Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,935
Initial cost, buildings and improvements	19,543
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,935
Carrying amount, buildings and improvements	19,543
Carrying amount, total	24,478
Accumulated depreciation	120
Colonial Promenade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	12,403
Initial cost, buildings and improvements	22,097
Costs capitalized subsequent to acquisition, carrying costs	15
Carrying amount, land and improvements	12,403
Carrying amount, buildings and improvements	22,112
Carrying amount, total	34,515
Accumulated depreciation	162
Willimantic Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,596
Initial cost, buildings and improvements	8,859
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	3,596
Carrying amount, buildings and improvements	8,859
Carrying amount, total	12,455
Accumulated depreciation	83
Quivira Crossings [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	7,512
Initial cost, buildings and improvements	10,729
Costs capitalized subsequent to acquisition, carrying costs	13
Carrying amount, land and improvements	7,512
Carrying amount, buildings and improvements	10,742
Carrying amount, total	18,254
Accumulated depreciation	85
Spivey Junction [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	4,083
Initial cost, buildings and improvements	10,414
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	4,083
Carrying amount, buildings and improvements	10,414
Carrying amount, total	14,497
Accumulated depreciation	68
Northlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	2,782
Initial cost, buildings and improvements	4,506
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	2,782
Carrying amount, buildings and improvements	4,506
Carrying amount, total	7,288
Accumulated depreciation	38
Corporate and Other [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	10,782
Initial cost, buildings and improvements	17,359
Costs capitalized subsequent to acquisition, carrying costs	205
Carrying amount, land and improvements	10,782
Carrying amount, buildings and improvements	17,564
Carrying amount, total	28,346
Accumulated depreciation	99
North Point Landing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	8,040
Initial cost, buildings and improvements	28,422
Costs capitalized subsequent to acquisition, carrying costs	14
Carrying amount, land and improvements	8,040
Carrying amount, buildings and improvements	28,436
Carrying amount, total	36,476
Accumulated depreciation	152
Corporation [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	6
Initial cost, buildings and improvements	2,751
Costs capitalized subsequent to acquisition, carrying costs	(4,107)
Carrying amount, land and improvements	(669)
Carrying amount, buildings and improvements	(681)
Carrying amount, total	(1,350)
Accumulated depreciation	$ (12)